Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Condensed Statements of Income [Line Items]
Selling and marketing expense		$ 1,673,100
General and administrative expenses	13,751,113	1,984,035	3,201,282
Interest income	(127)	(3,407)	(1,886)
Interest expense		262,774	1,337,159
Loss from operation	13,750,986	3,916,502	4,536,555
Other income:
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(45,381,937)	(5,472,046)	(12,265,095)
Loss before income tax expense	(59,132,923)	(9,388,548)	(16,801,650)
Income tax expense
Net loss	(59,132,923)	(9,388,548)	(16,801,650)
Foreign currency translation income (loss)	498,207	(405,772)	(1,615,914)
Total comprehensive losses	$ (58,634,716)	$ (9,794,320)	$ (18,417,564)